Tax (Narrative) (Details) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	[1]	£ 4,028		£ 3,457 [2]
Average effective tax rate		44.40%	33.20%
Tax charge	[3]	£ 737	£ 778
Applicable tax rate		19.00%		19.25%
United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		£ 2,663		£ 2,647
United Kingdom [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1,365		810
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		3,540		2,861
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		£ 488		£ 596
Litigation and conduct [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Average effective tax rate		21.30%	25.90%

[1]	For notes to the Financial Statements see pages [xx] to [xx].
[2]

B arclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages [xx] to [xx], Note 21, Transition disclosures on pages [xx] to [xx] and the Credit risk disclosures on page X toX and X.

[3]	For notes to the Financial Statements see pages [xx] to[ xx].